Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Leases – Right of Use Asset and Liability

The Company’s operating lease agreements include office and warehouse space. ROU assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent the obligation to make payments arising from the lease or embedded lease. Operating lease ROU assets and operating lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate that is based on the estimated rate of interest for a collateralized borrowing of a similar asset, using a similar term as the lease payments at the commencement date. Indirect capital costs are capitalized and included in the ROU assets at commencement.

The components of lease costs are as follows:

		Nine Months Ended
	Financial Statement	September 30,
Type	Line Item	2023	2022
Operating lease	General and administrative	$275,544	$304,864
Operating lease	Operations	326,462	102,242
Operating lease	Research and development	154,564	97,954
Total lease costs		$756,570	$505,060

Supplemental cash flow information related to leases are as follows:

	Nine Months Ended
	September 30,
	2023	2022
Operating cash flows paid for operating leases	$411,393	$252,997
Right-of-use assets obtained in exchange for operating lease obligations	$-	$1535,230

Supplemental balance sheet information related to leases are as follows:

	September 30,	December 31,
	2023	2022
Weighted-average remaining lease term (in years)	1.55	2.30
Weighted-average discount rate	7.25%	7.25%

Finance Lease – Failed Sales-Leaseback

In November 2022, the Company entered into a lease agreement with Farnam Capital for its next-generation of robot assets. As per ASC 842-40-25-1, the transaction was considered a failed sales-leaseback and therefore the lease was accounted for as a financing agreement. In total, the Company received proceeds of $3,561,288 related to robot assets constructed with the same value that are held as collateral. The agreement calls for monthly payments through October 31, 2024 of $189,262 and required a security deposit of $378,524. During the nine months ended September 30, 2023, the Company made repayments totaling $1,658,359. The outstanding liability at September 30, 2023 was $2,418,969. The Company has the option to purchase the assets at the end of the lease for 40% of the original equipment cost.

Commitments

On December 31, 2021, the company entered into a strategic supply agreement with a manufacturer of component parts used for the Company’s robot assets. The agreement calls for a minimum of $2.3 million in purchases over a two-year period ending December 2023. At the end of the two-year period, the vendor may invoice the Company for any shortfall in orders.

The company has minimum spend agreements related to simulation software and storage services. The purchase commitments extend for a period of two to three years.

Contingencies

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.

11.	COMMITMENTS AND CONTINGENCIES

Leases – Right of Use Asset and Liability

The Company’s operating lease agreements include office and warehouse space. ROU assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent the obligation to make payments arising from the lease or embedded lease. Operating lease ROU assets and operating lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate that is based on the estimated rate of interest for a collateralized borrowing of a similar asset, using a similar term as the lease payments at the commencement date. Indirect capital costs are capitalized and included in the ROU assets at commencement.

The Company has elected the practical expedient not to recognize leases with an initial term of 12 months or less on its balance sheet and lease expense is recognized on a straight-line basis over the term of the short-term lease.

The components of lease costs are as follows:

		Period Ended
	Financial Statement	December 31,
Type	Line Item	2022	2021
Operating lease	General and administrative	$621,388	$296,519
Total lease costs		$621,388	$296,519

Supplemental cash flow information related to leases are as follows:

	Period Ended
	December 31,
	2022	2021
Operating cash flows paid for operating leases	$381,457	$-
Right-of-use assets obtained in exchange for operating lease obligations	$1,535,230	$-

Supplemental balance sheet information related to leases are as follows:

	December 31,
	2022	2021
Weighted-average remaining lease term (in years)	2.30	n/a
Weighted-average discount rate	7.25%	n/a

Maturities of lease liabilities, as of December 31, 2022, are as follows:

Year Ending December 31,	Operating Leases
2023	$483,186
2024	527,983
2025	214,776
Total lease payments	1,225,945
Less: imputed interest	(34,616)
Total lease obligations	$1,191,329

Finance Lease – Failed Sales-Leaseback

In November 2022, the Company entered into a lease agreement with Farnam Capital for its next-generation of robot assets. As per ASC 842-40-25-1, the transaction was considered a failed sales and leaseback and therefore, the lease was accounted for as a financing agreement. In total, the Company received proceeds of $4,455,852 related to robot assets constructed that are held as collateral. The agreement calls for payments through October 31, 2024 of $189,262 and required a security deposit of $378,524. Through December 31, 2022, the Company has made principal repayments totaling $378,524. Furthermore, the Company paid $544,422 in interim payments during the asset construction process which was recorded as interest expense. The outstanding lease liability at December 31, 2022 was $4,077,328. The Company has the option to purchase the assets at the end of the lease for 40% of the original equipment cost.

Future principal payments as of December 31, 2022 were as follows:

Year Ending December 31,	Lease Liability
2023	$2,214,348
2024	1,862,980
Total	$4,077,328

Commitments

On December 31, 2021, the company entered into a strategic supply agreement with a manufacturer of component parts used for the Company’s robot assets. The agreement calls for a minimum of $2.3 million in purchases over a two-year period ending December 2023. At the end of the two-year period, the vendor may invoice the Company for any shortfall in orders.

The company has minimum spend agreements related to simulation software and storage services. The purchase commitments extend for a period of two to three years.

Contingencies

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome, if any, arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.

Patricia Acquisition Corp.[Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 7. Contingencies - COVID-19

On March 11, 2020, the World Health Organization officially declared the outbreak of the novel coronavirus COVID-19 a “pandemic.” A significant outbreak of COVID-19 and other infectious diseases has resulted in a widespread health crisis that has significantly adversely affected businesses of all types, economies and financial markets worldwide. The business of any potential target company with which the Company consummates a business combination could be materially and adversely affected. Furthermore, the Company may be unable to complete a business combination if continued concerns relating to COVID-19 restrict travel, limit the ability to have meetings with potential investors or the target company’s personnel, vendors and services providers are unavailable to negotiate and consummate a transaction in a timely manner. The extent to which COVID-19 impacts our search for a business combination will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others. If the disruptions posed by COVID-19 or other matters of global concern continue for an extended period of time, the Company’s ability to consummate a business combination, or the operations of a target business with which the Company ultimately consummates a business combination, may be materially adversely affected.